Equity (Details) - shares		1 Months Ended
	Sep. 01, 2023	Jul. 20, 2023	Oct. 20, 2023	Sep. 30, 2023 [1]	Aug. 31, 2023	Jan. 31, 2023	Sep. 30, 2022
Equity [Line Items]
Common stock shares issued	38,074,888			38,074,888			27,460,716
Common stock shares outstanding	38,074,888			38,074,888			27,460,716
Share split	1:2
Convertible preferred shares					2,857,142
Common Stock [Member]
Equity [Line Items]
Common stock shares issued						571,930
Share split	1 for 2 share split
Series A Preferred Stock [Member]
Equity [Line Items]
Convertible preferred shares			2,857,142		2,857,142
Convertible preferred shares issued	2,857,142			0			2,857,142
Convertible preferred shares	2,857,142			0	2,857,142		2,857,142
Autobacs [Member] | Series A Preferred Stock [Member]
Equity [Line Items]
Share split		On July 20, 2023, the Company’s board of directors approved a share split of the outstanding Ordinary Shares and Series A convertible preferred shares at a ratio of 1:2
Autobacs [Member] | Series A Preferred Stock [Member]
Equity [Line Items]
Convertible preferred shares			2,857,142
Convertible preferred shares					2,857,142

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.